Note 19 - Fair Value of Financial Instruments and Fair Value Measurements - Fair Value Measurement Using Significant Unobservable Inputs (Details) - Available-for-sale Securities [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance, available for sale securities	$ 576,384	$ 930,311	$ 948,390
Transfers into Level 3
Transfers out of Level 3
Securities Purchased During the Year	7,069,649
Securities Matured During the Year	(360,000)	(330,000)
Loss on OTTI Impairment Included in Noninterest Income
Unrealized Gains(Losses) Included in Other Comprehensive Income	11,464	(23,927)	(18,079)
Balance, available for sale securities	$ 7,297,497	$ 576,384	$ 930,311